Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2015, the future minimum lease payments under noncancelable operating leases are as follows (in thousands):

	Operating Leases	Contractual Obligations
2016	$3,369	$243
2017	3,073	—
2018	2,548	—
2019	2,624	—
2020 and later	3,830	—
	$15,444	$243

Contractual Obligation, Fiscal Year Maturity Schedule
As of December 31, 2015, the future minimum lease payments under noncancelable operating leases are as follows (in thousands):

	Operating Leases	Contractual Obligations
2016	$3,369	$243
2017	3,073	—
2018	2,548	—
2019	2,624	—
2020 and later	3,830	—
	$15,444	$243